ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2024
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	September 30, 2024	September 30, 2023

Accounts receivable	$286,701	$568,940
Less: allowance for expected credit loss	(20,322)	(49,573)
Accounts receivable, net	$266,379	$519,367

The movement of allowances for expected credit loss is as follow:

	September 30, 2024	September 30, 2023

Balance at beginning of the year	$49,573	$28,382
(Reversal of) provision	(29,251)	21,191
Ending balance	$20,322	$49,573

QMMM HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED SEPTEMBER 30, 2024 AND 2023

(Stated in US Dollars)